Note 23 - Financial Information of Colony Bankcorp, Inc. (Parent Only) Statements of Operations, Parent Company (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
	$ 49,022,146	$ 45,916,423	$ 44,589,089
Salaries and Employee Benefits	20,122,843	19,222,594	18,482,693
Income Before Taxes and Equity in Undistributed Earnings of Subsidiary	14,917,670	14,528,431	12,524,543
Income Tax Benefits	(3,000,270)	(6,777,453)	(3,851,333)
Net Income	11,917,400	7,750,978	8,673,210
Preferred Stock Dividends		210,600	1,493,310
Net Income Available to Common Stockholders	11,917,400	7,540,378	7,179,900
Parent Company [Member]
Dividends from Subsidiaries	8,329,127	8,746,882	9,118,104
	9,036,175	9,445,065	9,822,796
Interest	971,847	900,113	601,567
Salaries and Employee Benefits	1,083,960	917,259	840,130
Other	691,037	604,166	554,434
	2,746,844	2,421,538	1,996,131
Income Before Taxes and Equity in Undistributed Earnings of Subsidiary	6,289,331	7,023,527	7,826,665
Income Tax Benefits	422,210	568,258	457,934
Income Before Equity in Undistributed Earnings of Subsidiary	6,711,541	7,591,785	8,284,599
Equity in Undistributed Earnings of Subsidiary	5,205,859	159,193	388,611
Net Income	11,917,400	7,750,978	8,673,210
Preferred Stock Dividends		210,600	1,493,310
Net Income Available to Common Stockholders	11,917,400	7,540,378	7,179,900
Parent Company [Member] | Management Service [Member]
Revenue from Contract with Customer, Including Assessed Tax	601,080	601,080	601,080
Parent Company [Member] | Financial Service, Other [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 105,968	$ 97,103	$ 103,612